[CitiFunds]




TO:    Securities and Exchange Commission
       Division of Investment Management
       Judiciary Plaza
       450 Fifth Street, N.W.
       Washington D.C. 20549

FROM:  Variable Annuity Portfolios
       Smith Barney Small Cap Growth VIP Portfolio
       (CIK No. 0001026107)
       (CCC No. yi2fywj*)
       (Registration File No. 333-15119; 811-07893)

DATE:  August 14, 2001

On behalf of the above-noted registrant, transmitted herewith for filing pursuant to Rule 30d are the annual financial statements for the period ended June 30, 2001.

Please call Frances Guggino of Citigroup Asset Management at (212) 291-2554 with any comments or questions relating to this report.

                       ----------------------------------
                                  SMITH BARNEY
                                SMALL CAP GROWTH
                            OPPORTUNITIES PORTFOLIO
                       ----------------------------------
                       SEMI-ANNUAL REPORT | JUNE 30, 2001




                        [SMITH BARNEY MUTUAL FUNDS LOGO]

            ---------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semi-Annual Report o June 30, 2001

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


     ----------------------------------------------------------------------


          WHAT'S INSIDE


          Letter to Our Shareholders ..............................  1


          Portfolio at a Glance ...................................  3


          Portfolio of Investments ................................  4


          Statement of Assets and Liabilities .....................  8


          Statement of Operations .................................  8


          Statement of Changes in Net Assets ......................  9


          Financial Highlights .................................... 10


          Notes to Financial Statements ........................... 11

     ----------------------------------------------------------------------


                        [SMITH BARNEY MUTUAL FUNDS LOGO]

 ------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
 ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


DEAR SHAREHOLDER,

We are pleased to provide the semi-annual report for the Smith Barney Small Cap Growth Opportunities Portfolio (the "Fund") for the six months ended June 30, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. We hope you find this report to be useful and informative.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

The Fund normally invests at least 65% of its assets in equity securities of U.S. companies with small market capitalizations. A company's market capitalization is considered small if it is within the range of the market capitalizations of companies in the Russell 2000 Index,(1) an index of small capitalization stocks. Companies whose capitalizations no longer meet this definition after investment are still considered to have small market capitalizations for purposes of the 65% policy. The size of companies in the Russell 2000 Index changes with market conditions and the composition of the Russell 2000 Index. The Fund's equity securities may include stocks listed in the Russell 2000 Index and also may include other common stocks, securities convertible into common stocks, preferred stocks and warrants.

INVESTMENT STRATEGY

Using the Russell 2000 Growth Index(2) as our primary investment universe, we screen companies for what we see as improving fundamental trends such as earnings revisions, earnings surprises and price-to-cash flow ratios.(3) Typically, once this stringent screening process is completed, a universe of 500 companies remains.

The second aspect of our selection process involves working closely with our global research team. Our team has two dedicated small capitalization analysts in addition to more than 100 industry analysts worldwide. Fundamental research is an important ingredient in our process since small cap stocks are often thought to be priced less efficiently than large cap stocks, given the lower level of research coverage typically afforded small cap stocks by financial institutions.

Drawing on this fundamental research, we seek to invest the Fund's assets in a variety of industry sectors. Currently, the Fund has investments in sectors ranging from basic materials and energy to health care and technology. We normally look to hold between 100 and 130 stocks in the Fund's portfolio, remaining relatively "sector-neutral" in comparison to the Russell 2000 Growth Index. (Please note that the number of holdings in the Fund's portfolio is subject to change.)

PERFORMANCE

For the six months ended June 30, 2001, the Fund's shares returned a negative 10.25%. In comparison, the Russell 2000 Growth Index returned 0.15% for the same time period. (Past performance is not indicative of future results.)

MARKET UPDATE

Clearly, the first half of the year was a period of slowing economic growth and volatile U.S. equity markets. The first quarter proved to be a difficult period for most of the U.S. equity markets, and for growth stocks in particular. The small cap growth

----------
(1) RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

(2) RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. (A PRICE-TO-BOOK RATIO IS THE PRICE OF A STOCK COMPARED TO THE DIFFERENCE BETWEEN A COMPANY'S ASSETS AND LIABILITIES.) PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(3) THE PRICE-TO-CASH FLOW RATIO IS PRICE PER SHARE DIVIDED BY CASH FLOW PER SHARE. IT IS A MEASURE OF THE MARKET'S EXPECTATIONS REGARDING A FIRM'S FUTURE FINANCIAL HEALTH.


            Smith Barney Small Cap Growth Opportunities Portfolio 1 |
                     2001 Semi-Annual Report to Shareholders
market as represented by the Russell 2000 Growth Index performed quite poorly in both February and March, although it rebounded in the beginning of the second quarter with strong results posted in April. Year-to-date (through June 30,
2001) domestic small capitalization growth equities overall were showing a 0.20% return--about flat with the Russell 2000 Growth Index--while large capitalization growth equities declined approximately 11%, as shown by the S&P 500 Barra Growth Index.4

For the first half of the year the small cap growth market was one of the best performing segments of the stock market, outperforming both mid and large capitalization equities. Value investing has been largely in favor so far this year, with the value strategy outperforming all three major equity classes--large, mid and small--as measured by the S&P Barra Indices.

In the first quarter, technology and healthcare were the worst performing sectors, down 31% and 23%, respectively. While the best performing sectors were REITs and consumer discretionary. In the second quarter, healthcare and technology were the best performing sectors in the small capitalization growth market, while energy and utilities were the worst performing.

OUTLOOK

We believe the small capitalization sector provides investors with the ability to gain representation in some of the fastest growing segments and companies in the U.S. economy. Going forward, we have a positive outlook on the stocks in the Russell 2000 Index, largely because of the significant growth potential that much of the small capitalization sector offers. This is especially the case during periods immediately following major economic slowdowns. History, we observe, has shown that missing periods of significant outperformance, such as the one we are in, can produce returns which are dramatically lower than those for investors who remain fully invested during good and bad markets.

Overall the Fund remains well diversified among various sectors, which we are comfortable with given the continued volatility in the equity marketplace. However, we continue to maintain our cautious outlook on the technology/ telecommunications sector due to the slowdown in the U.S. and global business investment. These sectors, therefore, represent a slight underweight relative to our benchmark. However, we believe that our holdings in the technology area could rebound strongly once the general economy starts to show improving levels of growth, particularly in the area of business investment.

The expectation is that as interest rates are cut, the relative cost of capital may fall and access to capital should improve for all companies. This may broaden stock markets and small cap stocks may gain an improved potential to outperform. Moreover, the Federal tax cut and probability of continued Federal Reserve interest rate easings may support a higher level of economic growth in the future than we are currently experiencing.

Given the current uncertainty in the global economic environment and the U.S. financial markets, our focus is on companies we believe have a high degree of earnings visibility and stable business models.

Thank you for your investment in the Smith Barney Small Cap Growth Opportunities Portfolio.

Sincerely,

/s/ Heath B. McLendon          /s/ Marguerite Wagner            /s/ Stephen Rich

Heath B. McLendon              Marguerite Wagner                Stephen Rich
President                      Managing Director                Director
July 13, 2001

----------

(4) THE S&P BARRA GROWTH INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF STOCKS OF THE S&P 500 WITH LOWER BOOK-TO-PRICE RATIOS RELATIVE TO THE S&P 500 AS A WHOLE. THE S&P 500 IS A MARKET VALUE-WEIGHTED MEASURE OF 500 WIDELY HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. THE INFORMATION CONTAINED HEREIN IS AS OF JUNE 30, 2001 AND REPRESENTS THE OPINION OF THE MANAGER. IT IS INTENDED TO BE NEITHER A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, NOR INVESTMENT ADVICE. PLEASE REFER TO PAGES 4 THROUGH 7 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE THAT ANY
DISCUSSION  OF THE  FUND'S  HOLDINGS  IS AS OF JUNE 30,  2001 AND IS  SUBJECT TO
CHANGE.


            Smith Barney Small Cap Growth Opportunities Portfolio 2 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO AT A GLANCE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        SINCE
                                                  SIX        ONE       2/10/97
ALL PERIODS ENDED JUNE 30, 2001                 MONTHS**     YEAR     INCEPTION*
--------------------------------------------------------------------------------
Smith Barney Small Cap Growth
  Opportunities Portfolio ...................   (10.25)%    (13.40)%     8.87%
Russell 2000(R)Growth Index .................    0.15%      (23.26)%     5.70%

----------
 *  Average Annual Total Return
**  Not Annualized

GROWTH OF $10,000 INVESTED IN SHARES OF THE SMITH BARNEY SMALL CAP GROWTH
  OPPORTUNITIES PORTFOLIO VS. RUSSELL 2000 GROWTH INDEX
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $14,517 (as of 6/30/01). The graph shows how the Fund compares to its benchmark over the same period.

        [The table below represents a line chart in the printed piece.]

                           Smith Barney Small Cap Growth    Russell 2000
                              Opportunities Portfolio       Growth Index
                              -----------------------       ------------
                 2/10/97               10000                   10000
                 2/28/97                9550                    9396
                 3/31/97                9050                    8733
                 4/30/97                8730                    8631
                 5/31/97               10000                    9929
                 6/30/97               10520                   10265
                 7/31/97               10860                   10791
                 8/31/97               11020                   11115
                 9/30/97               11960                   12001
                10/31/97               11350                   11280
                11/30/97               11240                   11012
                12/31/97               11210                   11018
                 1/31/98               10860                   10872
                 2/28/98               12120                   11832
                 3/31/98               12660                   12327
                 4/30/98               12760                   12403
                 5/31/98               11710                   11502
                 6/30/98               12490                   11619
                 7/31/98               11340                   10649
                 8/31/98                8550                    8191
                 9/30/98                9240                    9022
                10/31/98                9480                    9493
                11/30/98               10140                   10229
                12/31/98               10784                   11155
                 1/31/99               10817                   11657
                 2/28/99                9773                   10591
                 3/31/99                9997                   10968
                 4/30/99               10222                   11936
                 5/31/99               10222                   11955
                 6/30/99               10862                   12585
                 7/31/99               10986                   12196
                 8/31/99               11020                   11740
                 9/30/99               11480                   11966
                10/31/99               11997                   12273
                11/30/99               12997                   13570
                12/31/99               14839                   15962

                           Smith Barney Small Cap Growth    Russell 2000
                              Opportunities Portfolio       Growth Index
                              -----------------------       ------------
                 1/31/00               14794                   15814
                 2/29/00               18523                   19494
                 3/31/00               17041                   17445
                 4/30/00               15636                   15683
                 5/31/00               14547                   14309
                 6/30/00               16764                   16158
                 7/31/00               16004                   14773
                 8/31/00               18417                   16328
                 9/30/00               17792                   15516
                10/31/00               17070                   14256
                11/30/00               13959                   11667
                12/31/00               16176                   12381
                 1/31/01               16225                   13383
                 2/28/01               13996                   11548
                 3/31/01               12490                   10498
                 4/30/01               14134                   11783
                 5/31/01               14248                   12057
                 6/30/01               14517                   12400

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower. Investors may not invest directly in an index. Investments in small company stocks are subject to additional risks. Please consult the prospectus for more information.

+ Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth value.

            Smith Barney Small Cap Growth Opportunities Portfolio 3 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                             JUNE 30, 2001
--------------------------------------------------------------------------------

    SHARES          SECURITY                                           VALUE
================================================================================

--------------------------------------------------------------------------------
COMMON STOCK -- 87.9%
CAPITAL GOODS/PRODUCER MANUFACTURING -- 9.6%
          2,837     Alliant Techsystems, Inc.*                      $   255,046
         10,954     Aptargroup, Inc.                                    355,238
          4,550     APW Ltd.*                                            46,183
          4,940     Carlisle Cos Inc.*                                  172,258
          4,260     Gentex Corp.*                                       118,726
          5,275     Idex Corp.                                          179,350
          6,635     Mettler Toledo International, Inc.*                 286,964
          1,740     Mueller Industries, Inc.*                            57,263
          5,974     Shaw Group, Inc.*                                   239,557
          3,725     Teleflex Inc.                                       163,900
--------------------------------------------------------------------------------
                                                                      1,874,485
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.9%
          1,391     Catalina Marketing Corp.*                            42,439
          3,215     Multex System Inc.*                                  52,244
          3,245     Watson Wyatt & Company Holdings*                     75,868
--------------------------------------------------------------------------------
                                                                        170,551
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.7%
          6,660     Callaway Golf Co.                                   105,228
          2,150     JAKKS Pacific, Inc.*                                 40,205
--------------------------------------------------------------------------------
                                                                        145,433
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 1.6%
          3,642     Earthgrains Co.*                                     94,692
          7,780     Phillips-Van Heusen Corp.                           112,032
          2,480     Smithfield Foods, Inc.*                              99,944
--------------------------------------------------------------------------------
                                                                        306,668
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 3.0%
          3,080     Emmis Communications Corp.*                          94,710
          8,055     Isle of Capri Casinos Inc.*                          75,717
          5,935     P. F. Chang China Bistro Inc.*                      224,937
          4,917     Station Casinos Inc.*                                78,672
          2,844     Westwood One, Inc.*                                 104,801
--------------------------------------------------------------------------------
                                                                        578,837
--------------------------------------------------------------------------------
ELECTRONICS/TECHNICAL SERVICES -- 10.9%
         11,802     Aeroflex Inc.*                                      123,921
          5,038     Anaren Microwave, Inc.*                             100,760
          7,365     AudioCodes Ltd.*                                     52,071
          5,036     Bisys Group, Inc.*                                  297,124
          6,205     DDI Corporation*                                    124,100
          3,952     Emulex Corp.*                                       159,661
          4,162     National Instruments Corp.*                         135,057
          2,360     Network Appliance, Inc.*                             32,332
          3,455     Newport Corp.*                                       91,558
          2,600     Plexus Corp.*                                        85,800
          5,953     Powerwave Technologies Inc.*                         86,318
         15,928     Remec Inc.*                                         197,507
          7,115     Spectralink Corp.*                                   92,566

                       SEE NOTES TO FINANCIAL STATEMENTS.

            Smith Barney Small Cap Growth Opportunities Portfolio 4 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JUNE 30, 2001
--------------------------------------------------------------------------------

     SHARES          SECURITY                                          VALUE
================================================================================

--------------------------------------------------------------------------------
ELECTRONICS/TECHNICAL SERVICES -- (CONTINUED)
          6,910     Technitrol, Inc.                                $   179,660
         10,815     Varian Inc.*                                        349,324
--------------------------------------------------------------------------------
                                                                      2,107,759
--------------------------------------------------------------------------------
ENERGY/MINERALS -- 6.1%
          1,615     Atwood Oceanics Inc.*                                56,687
          2,964     Coflexip ADRs                                       201,552
         12,460     Hanover Compressor Co.*                             412,301
          2,186     OSCA Inc.*                                           45,294
          1,450     Penn Virginia Corp.                                  47,705
          9,385     Precision Drilling Corp.*                           293,187
          7,195     Varco International Inc.*                           133,899
--------------------------------------------------------------------------------
                                                                      1,190,625
--------------------------------------------------------------------------------
FINANCE -- 9.6%
          4,470     Affiliated Managers Group Inc.*                     274,905
         14,613     Banknorth Group Inc.                                330,984
          5,331     Chittenden Corp.                                    179,388
         10,185     Cullen Frost Bankers, Inc.                          344,762
         10,065     SEI Investments Co.                                 477,081
          6,440     West America Bancorporation                         252,770
--------------------------------------------------------------------------------
                                                                      1,859,890
--------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY -- 17.4%
          3,965     Alpharma, Inc.                                      108,046
          1,995     Andrx Corp.*                                        153,615
          6,055     Apria Healthcare Group, Inc.                        174,687
          1,630     Aurora Bioscience Corp.*                             50,530
          2,065     CIMA Labs Inc.*                                     162,102
            950     Cooper Co., Inc.                                     48,830
          6,165     Corixa Corp.*                                       105,236
          1,905     Cubist Pharmaceuticals Inc.*                         72,390
          2,214     Curagen Corp.*                                       80,590
          1,945     DIANON Systems, Inc.*                                88,497
          2,288     Enzon, Inc.*                                        143,000
          3,810     Gilead Sciences, Inc.*                              221,704
          5,170     Inhale Therapeutic Systems, Inc.*                   118,910
          2,492     KV Pharmaceuticals Co.*                              69,153
          1,240     Laboratory Corporation of America Holdings*          95,356
          6,140     Lifepoint Hospitals, Inc.*                          271,879
          5,216     Lincare Holdings Inc.*                              156,532
          3,380     Medicis Pharmaceutical Corp.*                       179,140
          5,214     Millennium Pharmaceuticals Inc.*                    185,514
          2,045     NPS Pharmaceuticals Inc.*                            82,209
          2,030     Pharmacyclics Inc.*                                  68,817
          6,838     Shire Pharmaceuticals Group Plc* ADRs               379,509
          2,374     Titan Pharmaceuticals, Inc.*                         71,244
          6,265     Triad Hospitals Inc.*                               184,630
          1,450     Varian Medical Systems, Inc.                        103,675
--------------------------------------------------------------------------------
                                                                      3,375,795
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

            Smith Barney Small Cap Growth Opportunities Portfolio 5 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2001
--------------------------------------------------------------------------------

     SHARES          SECURITY                                           VALUE
================================================================================
RETAIL -- 4.1%
          4,330     Abercrombie & Fitch Co.*                        $   192,685
          7,977     Cost Plus Inc.*                                     239,310
          4,301     Linens n Things Inc.*                               117,503
          4,092     Ultimate Electronics Inc.*                          132,663
          3,450     Zale Corp.*                                         116,265
--------------------------------------------------------------------------------
                                                                        798,426
--------------------------------------------------------------------------------
SEMI-CONDUCTOR -- 9.6%
          2,755     ATMI Inc.*                                           82,650
          4,965     Advanced Power Technology, Inc.*                     62,311
         11,105     Asyst Technologies, Inc.*                           149,918
          1,700     Brooks Automation, Inc.*                             78,370
          3,740     DuPont Photomask, Inc.*                             180,455
          5,935     Emcore Corp.*                                       182,501
          3,900     Exar Corp.                                           77,064
          3,060     MKS Instruments, Inc.*                               88,128
         29,905     Oak Technology*                                     316,694
          2,150     PRI Automation, Inc.*                                39,829
          7,825     Semtech Corp.*                                      234,750
          7,390     Silicon Storage Technology, Inc.*                    74,861
          9,470     Transwitch Corp.*                                   104,170
          4,600     TriQuint Semiconductor, Inc.*                       103,500
          2,250     Varian Semiconductor Equipment Association, Inc.*    94,500
--------------------------------------------------------------------------------
                                                                      1,869,701
--------------------------------------------------------------------------------
SOFTWARE -- 9.3%
          3,410     Activision, Inc.*                                   133,843
          5,230     Actuate Corp.*                                       49,946
          1,240     Advent Software, Inc.*                               78,740
          4,135     Agile Software Corp.*                                70,295
          9,930     EXE Technologies, Inc.*                              58,190
          3,720     E. Piphany Inc.*                                     37,795
          3,500     HNC Software Inc.*                                   68,250
          3,403     Interwoven Inc.*                                     57,511
          2,350     Iona Technologies Plc ADRs*                          90,475
          3,575     Macrovision Corp.*                                  244,888
          7,265     Manugistics Group, Inc.                             182,351
          4,321     Mercury Interactive Corp.*                          258,828
          3,476     Netegrity, Inc.*                                    104,280
          5,850     NetIQ Corp.*                                        183,047
          4,124     Retek, Inc.*                                        197,705
--------------------------------------------------------------------------------
                                                                      1,816,144
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.9%
          4,315     Dobson Communications Corp.*                         73,571
          1,636     Leap Wireless International Inc.*                    49,571
          5,675     Western Wireless Corp.*                             244,025
--------------------------------------------------------------------------------
                                                                        367,167
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

            Smith Barney Small Cap Growth Opportunities Portfolio 6 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                 JUNE 30, 2001
--------------------------------------------------------------------------------

     SHARES          SECURITY                                           VALUE
================================================================================

--------------------------------------------------------------------------------
TRANSPORTATION -- 1.7%
          5,889     C H Robinson Worldwide                          $   164,244
          3,970     Knight Transportation, Inc.*                         81,584
          3,310     SkyWest, Inc.                                        92,680
--------------------------------------------------------------------------------
                                                                        338,508
--------------------------------------------------------------------------------
UTILITIES -- 1.5%
          1,450     Black Hills Corp.*                                   58,333
         10,020     Cleco Corp.                                         227,955
--------------------------------------------------------------------------------
                                                                        286,288
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Identified Cost-- $16,732,836)                  17,086,277
================================================================================

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST-- 12.1%
                    Federal Home Loan Bank Discount Note
                      3.94% due 7/2/01                                2,341,000
================================================================================
                    TOTAL INVESTMENTS
                    (Identified Cost-- $19,073,836)                 $19,427,277
================================================================================
* Non-income producing
ADRs -- American Depositary Receipts


                       SEE NOTES TO FINANCIAL STATEMENTS.

            Smith Barney Small Cap Growth Opportunities Portfolio 7 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS:
   Investments at value (Note 1A) (Identified Cost, $16,732,836)    $17,086,277
   Short-term Obligations at value (Note 1A)
     (Identified Cost, $2,341,000)                                    2,341,000
   Cash                                                                     966
   Receivable for investments sold                                      206,527
   Receivable for fund shares sold                                       57,758
   Dividends and interest receivable                                        456
   Receivable from the Manager                                           18,188
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         19,711,172
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                                    774,057
   Accrued expenses and other liabilities                                38,817
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                    812,874
--------------------------------------------------------------------------------
NET ASSETS for 1,847,841 shares of beneficial interest outstanding  $18,898,298
================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                  $18,650,671
   Accumulated net realized loss on investments                        (108,434)
   Unrealized appreciation of investments                               353,441
   Undistributed net investment income                                    2,620
--------------------------------------------------------------------------------
   TOTAL                                                            $18,898,298
================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST    $10.23
================================================================================

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2001
INVESTMENT INCOME (NOTE 1B):
   Dividend income                                                  $    15,245
   Interest income                                                       27,891
--------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                               43,136
--------------------------------------------------------------------------------
EXPENSES:
     Custody and fund accounting fees                                    34,543
     Management fees (Note 2)                                            33,150
     Audit fees                                                          16,650
     Transfer agent fees                                                 15,526
     Legal fees                                                          11,197
     Trustee fees                                                         7,453
     Shareholder reports                                                  2,326
     Miscellaneous                                                        5,244
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                       126,089
   Less: aggregate amount waived by the Manager (Note 2)                (33,150)
   Less: expenses assumed by the Manager (Note 6)                       (52,423)
--------------------------------------------------------------------------------
     NET EXPENSES                                                        40,516
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     2,620
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments                                   (74,454)
     Unrealized depreciation from investments                           (28,334)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (102,788)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (100,168)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            Smith Barney Small Cap Growth Opportunities Portfolio 8 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                     JUNE 30, 2001  DECEMBER 31,
                                                      (UNAUDITED)      2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
   Net investment income (loss)                       $     2,620    $   (5,523)
   Net realized gain (loss) on investments                (74,454)      602,717
   Unrealized depreciation of investments                 (28,334)     (322,020)
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                           (100,168)      275,174
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                      (610,141)     (420,933)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (NOTE 5):
   Net proceeds from sale of shares (Note 1)           14,664,289     2,063,710
   Net asset value of shares issued to shareholders
      from reinvestment of distributions                  610,141       420,927
   Cost of shares repurchased                            (970,412)     (846,670)
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS FROM TRANSACTIONS
     IN SHARES OF BENEFICIAL INTEREST                  14,304,018     1,637,967
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS                          13,593,709     1,492,208
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                  5,304,589     3,812,381
--------------------------------------------------------------------------------
   END OF PERIOD*                                     $18,898,298    $5,304,589
================================================================================
* Includes undistributed net investment income of:    $     2,620            --
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            Smith Barney Small Cap Growth Opportunities Portfolio 9 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   BEBRUARY 10, 1997
                                                                                                                    (COMMENCEMENT OF
                                                             SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,        OPERATIONS) TO
                                                               JUNE 30, 2001     ----------------------------------    DECEMBER 31,
                                                                (UNAUDITED)        2000         1999         1998         1997
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 13.20         $13.21       $ 9.60       $11.21        $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (loss)                                         --          (0.01)       (0.04)       (0.08)+       (0.05)+
  Net realized and unrealized gain (loss) on investments            (1.42)          1.26         3.65       (0.42)#         1.26
------------------------------------------------------------------------------------------------------------------------------------
Total from Operations                                               (1.42)          1.25         3.61        (0.50)         1.21
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gain on investments                                 (1.55)         (1.26)          --        (1.11)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 10.23         $13.20       $13.21       $ 9.60        $11.21
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)                       $18,898         $5,305       $3,812       $2,006        $3,091
  Ratio of expenses to average net assets                            0.90%*         0.90%        0.90%        0.90%         0.90%*
  Ratio of net investment loss to average net assets                 0.06%*        (0.11)%      (0.52)%      (0.72)%       (0.49)%*
  Portfolio turnover                                                   40%            86%         150%          94%          113%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       (10.25)%**       9.01%       37.60%       (3.80)%       12.10%**
====================================================================================================================================
Note: If Agents of the Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

  Net investment loss per share                                     $ (0.05)      $(0.45)      $(0.68)      $(0.64)+      $(0.52)+
  RATIOS:
  Expenses to average net assets                                       2.85%*       4.45%        9.40%        5.74%         5.50%*
  Net investment loss to average net assets                           (1.89)%*     (3.66)%      (9.02)%      (5.53)%       (5.09)%*
====================================================================================================================================

 * Annualized
** Not Annualized
 + The per share amounts were computed using a monthly average number of shares outstanding during the year. # The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           Smith Barney Small Cap Growth Opportunities Portfolio 10 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

CitiFunds Small Cap Growth VIP Portfolio changed its name to Smith Barney Small Cap Growth Opportunities Portfolio (the "Fund"), a separate series of Variable Annuity Portfolios (the "Trust"), which is registered under the Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The investment manager of the Fund is Citi Fund Management Inc. (the "Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. On April 27, 2001, the Select Small Cap Portfolio transferred all of its assets to the Smith Barney Small Cap Growth Opportunities Portfolio, which amounted to $11,737,862.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities.

Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E.   DISTRIBUTIONS  Distributions  to  shareholders  are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established

           Smith Barney Small Cap Growth Opportunities Portfolio 11 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

by the Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

G. BENEFICIAL INTEREST At June 30, 2001, insurance companies or their separate accounts were the record owners of all the shares of the Fund (See Note 5).

H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.


2.   Management Fees

The Manager is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. The Manager also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fee paid to the Manager amounted to $33,150, all of which was voluntarily waived for the six months ended June 30, 2001. The management fee paid to the Manager is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets.


3.   Purchases and Sales of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $15,141,751 and $3,223,728, respectively, for the six months ended June 30, 2001.


4.   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $ 19,073,836
================================================================================
Gross unrealized appreciation                                      $  1,294,058
Gross unrealized depreciation                                          (940,617)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $    353,441
================================================================================

5.   Shares of Beneficial Interest

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS         YEAR ENDED
                                              ENDED JUNE 30, 2001   DECEMBER 31,
                                                  (UNAUDITED)           2000
================================================================================
Shares sold (Note 1)                               1,473,973          142,602
Shares issued to shareholders
  from reinvestment of
  distributions                                       62,707           30,217
Shares repurchased                                   (90,665)         (59,547)
--------------------------------------------------------------------------------
Net increase                                       1,446,015          113,272
================================================================================

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own 100% of the Fund.

6.   Assumption of Expenses

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended June 30, 2001, which amounted to $52,423, to maintain a voluntary expense limitation of 0.90% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

           Smith Barney Small Cap Growth Opportunities Portfolio 12 |
                     2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------


    TRUSTEES AND OFFICERS                    INVESTMENT MANAGER
    C. Oscar Morong Jr., Chairman            Citi Fund Management Inc.
    Elliott J. Berv                          100 First Stamford Place
    Mark Finn                                Stamford, CT 06902
    Riley C. Gilley
    Diana R. Harrington
    Susan B. Kerley                          DISTRIBUTOR
    Walter E. Robb III                       Salomon Smith Barney Inc.
    E. Kirby Warren
    William S. Woods Jr.**
                                             CUSTODIAN
                                             State Street Bank &
    PRESIDENT                                  Trust Company
    Heath B. McLendon*

                                             TRANSFER AGENT
    SECRETARY                                Citi Fiduciary Trust Company
    Robert I. Frenkel*                       125 Broad Street, 11th Floor
                                             New York, NY 10004

    TREASURER
    Lewis E. Daidone*


     * Affiliated Person of
       Investment Manager
    ** Trustee Emeritus

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                        This report is submitted for general
                                        information of the shareholders of Smith
                                        Barney Small Cap Growth Opportunities
                                        Portfolio, but it may also be used as
                                        sales literature when preceded or
                                        accompanied by the current Prospectus,
                                        which gives details about charges,
                                        expenses, investment objectives and
                                        operating policies of the Fund. If used
                                        as sales material after September 30,
                                        2001, this report must be accompanied by performance information for the most recently completed calendar quarter.


                                        SMITH BARNEY SMALL CAP
                                          GROWTH OPPORTUNITIES PORTFOLIO
                                        Smith Barney Mutual Funds
                                        Seven World Trade Center
                                        New York, NY 10048


                                        For complete information on any Smith
                                        Barney Mutual Funds, including
                                        management fees and expenses, call or
                                        write your financial professional for a
                                        free prospectus. Read it carefully
                                        before you invest or send money.



                                        www.smithbarney.com/mutualfunds


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                                        --------------------------------------

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                                        of Salomon Smith Barney Inc.

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